4. DISCONTINUED OPERATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets classified as discontinued operations
Accounts receivable, net	$ 11,107	$ 27,688
Prepaid expenses and other current assets	482	3,100
Other financing receivables from peer store, net	0	0
Inventories	956	4,330
Current maturities of long-term net investment in direct financing and sales-type leases, net of provision for credit losses	1,916	63,774
Short-term net investment in sales-type leases	0	5,703
Total current assets	14,461	104,595
Long-term net investment in direct financing and sales-type leases, net of current maturities	0	3,064
Deferred income tax assets	7,373	12,186
Total non-current assets	7,373	15,250
Total assets	21,834	119,845
Liabilities classified as discontinued operations
Income tax payable	0	111
Other payables and accrued liabilities	2,316	11,795
Long-term payables, current portion	392	0
Short-term bonds payable	0	36,738
Financing payables, related parties	1,763	1,801
Total current liabilities	4,471	50,445
Long-term payables	0	2,587
Total non-current liabilities	0	2,587
Total liabilities	$ 4,471	$ 53,032